ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of
	December 31, 2025	June 30, 2026
Accounts receivable	$47,285,393	$50,182,975
Less: allowance for credit losses	(4,756,474)	(5,812,699)
Accounts receivable, net	$42,528,919	$44,370,276

Schedule of classification of accounts receivable

	As of
	December 31, 2025	June 30, 2026
Accounts receivable, net-current	$42,528,919	$30,681,684
Accounts receivable, net-non current	—	13,688,592
Accounts receivable, net	$42,528,919	$44,370,276

Schedule of the movement of the allowance for credit losses

	For the six months ended June 30,
	2025	2026
Balance at the beginning of the period	$(3,992,922)	$(4,756,474)
Additions charged to allowance for expected credit losses	(272,981)	(904,051)
Recovery of allowance for expected credit losses	272,981	—
Foreign currency translation adjustments	(75,393)	(152,174)
Balance at the end of the period	$(4,068,315)	$(5,812,699)

Schedule of aging analysis of accounts receivable

	As of
	December 31, 2025	June 30, 2026
Within one year	$27,346,103	$18,371,311
Including: Not Overdue	7,609,771	6,999,053
Over a year	19,939,290	31,811,664
	$47,285,393	$50,182,975